[LETTERHEAD OF SIMPSON THACHER & BARTLETT LLP]

June 4, 2007

VIA COURIER AND EDGAR

Re:	The Blackstone Group L.P. Registration Statement on Form S-1 File No. 333-141504

Pamela Long, Esq.
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mailstop 7010
Washington, D.C. 20549

Dear Ms. Long:

        On behalf of The Blackstone Group L.P., we hereby transmit via EDGAR for filing with the Securities and Exchange Commission Pre-Effective Amendment No. 3 to the above-referenced Registration Statement relating to the offering of its common units representing limited partner interests, marked to show changes from Amendment No. 2 as filed on May 21, 2007. The Registration Statement has been revised in response to the Staff's comments and to reflect certain other changes.

        In addition, we are providing the following responses to your comment letter, dated May 30, 2007, regarding Amendment No. 2 to the Registration Statement. To assist your review, we have retyped the text of the Staff's comments in italics below. Please note that all references to page numbers in our responses refer to the page numbers of Amendment No. 3 to the Registration Statement. The responses and information described below are based upon information provided to us by Blackstone.

        In addition, further to comment 76 of the Staff's comment letter, dated April 19, 2007, the limited liability company agreement of Blackstone Group Management L.L.C. in the form that will be in effect at the time of the offering has been provided under separate cover.

Organizational Structure, page 14

1.
Here and elsewhere in your prospectus, you state that The Blackstone Group L.P. will hold controlling equity interests in the Blackstone Holdings Partnerships. Please clarify the meaning of this statement. We note that through wholly-owned subsidiaries, The Blackstone Group L.P. will be the sole general partner of each of the partnerships, but that it will own only 21.9% of the partnership units of each of the Blackstone Holdings limited partnerships.

  Blackstone acknowledges the Staff's comment and has deleted the word "controlling" where it was used in relation to the equity interests that The Blackstone Group L.P. will hold in the Blackstone Holdings partnerships. As discussed with the Staff, it is the status of The Blackstone Group L.P., through its wholly-owned subsidiaries, as the general partner of the Blackstone Holdings partnerships that vests it with control of Blackstone Holdings. Accordingly, Blackstone has expanded its disclosure where necessary to clarify that The Blackstone Group L.P., through wholly-owned subsidiaries, will be the sole general partner of the Blackstone Holdings partnerships.

Exchange Rights of Holders of Blackstone Holdings Partnership Units, page 24

2.
We note your response to prior comment 8. You state that there have been admissions of eight new senior managing directors. You provided Table 1 to show the capital contributions made by each of these eight senior managing directors. Please clarify what each of these eight senior managing directors received in exchange for these capital contributions. It would appear that limited partner units and/or limited liability company units would have to be given to them at the time of being admitted. You state that all existing owner's interests are diluted on a pro rata basis when a new senior managing director is admitted and contributed capital is subsequently distributed to the existing owners. For each of the eight issuances, tell us date of the issuance as well as the value of each unit of each of the contributed businesses prior to and subsequent to each issuance.

  Blackstone advises the Staff that the eight newly admitted senior managing directors are required to contribute their proportionate share of capital in Blackstone on the same basis as those of existing senior managing directors. In exchange for their contribution, the new senior managing directors received prorated limited partner interests in Blackstone's entities, as summarized in Table 1 attached to the letter dated May 21, 2007 provided to the Staff. The amount of capital contributed by a new senior managing director is a function of the percentage interests in the Fee Businesses. For example, Existing Owner #35 and Existing Owner #20 both contributed an equal capital amount and both have the same percentage interests in each of the Fee Businesses. All existing owners' interests are diluted on a pro rata basis when a new senior managing director is admitted and capital is subsequently returned to the existing owners. That is, the admission of a new senior managing director results in a reallocation of partnership equity interests between the existing owners and new senior managing directors, which does not have any impact on the financial statements of Blackstone.

  Existing Owner #3 shown in the above mentioned Table 1 was admitted to partnership in October 2006. The seven senior managing directors were admitted to partnership in January 2007. All such admissions to the partnership occurred in the ordinary course of business of Blackstone. Their capital contributions are accounted for at book value in a manner similar to capital transactions between owners of partnerships, which Blackstone believes is appropriate treatment for a partnership. The fair value of the capital interest is not determinative of the accounting for the exchange, as the transaction is an allocation of capital balances between partners' capital accounts and not an issuance of new capital units.

Our structure involves complex provisions of U.S. federal income tax law..., page 35

3.
Please elaborate on the risk regarding taxation of carried interest at ordinary income rates in a separate risk factor. We understand, based on information in the recent press, that members of Congress may be considering the taxation of carried interest specifically. We note that you already disclose that members of Congress may be considering proposals to treat capital gain recognized by an investment partnership and allocable to a partner affiliated with its sponsor as ordinary income rather than capital gain; however it is not clear whether this extends specifically to the carried interest issue. Please clarify this point in your new risk factor, and discuss the difference in the tax rate applicable to ordinary income versus capital gain. Please also quantify the impact that taxing your carried interest at the ordinary income rate would have had in 2006 in order to provide investors with a sense of the magnitude of this risk. Update your disclosure as necessary to reflect any legislative developments.

  In response to the Staff's comment, Blackstone has expanded its disclosure regarding the risk of changes in the tax laws applicable to investment partnerships, including the taxation of carried interest, and set forth this expanded disclosure in a separate risk factor on page 36.

Use of Proceeds, page 76

4.
Please disclose the amount of proceeds from this offering and the sale of the non-voting common units to State Investment Company that each of the principal unitholders will receive in connection with their sale of interests in the business to you. We note similar disclosure on page 203. Alternatively, include an explicit cross reference to these amounts as they appear in the Principal Unitholders section.

  In response to the Staff's comment, Blackstone has included an explicit cross-reference on page 77 to the disclosure under the caption "Principal Unitholders" regarding the proceeds from the offering and the sale of non-voting common units to the State Investment Company that will be paid to Blackstone's directors and named executive officers.

Capitalization, page 77

5.
Please provide an additional column, which should be labeled as pro forma, between the historical and pro forma as adjusted columns. This column should give effect to the reorganization so that the effects of everything else aside from the offering on capitalization can clearly be seen.

  Blackstone respectfully refers the Staff to its response below to the Staff's comment 14. For the reasons discussed therein, Blackstone believes that the existing combined presentation provides the reader with a more meaningful presentation than adding an additional column.

Unaudited Pro Forma Financial Information, page 82

6.
On page 85, you disclose that you will evaluate on an ongoing basis whether you need to provide separate financial statements for investments in entities accounted for using the equity method of accounting pursuant to S-X Rule 3-09. Based on your pro forma financial information for the year ended December 31, 2006, you would not have been required to provide such separate financial statements for any of your equity method investments, including your equity investments in the deconsolidated funds. Please supplementally provide us with your computations. As previously requested in comment 44 of our letter dated April 19, 2007, please also explain how the common management and/or control of the funds impacted your conclusions that you would not have been required to include financial statements pursuant to Rule 3-09 of Regulation S-X for any or all of the Blackstone Funds that will be deconsolidated.

  The requested computations have been provided to the Staff under separate cover. The investments to which Blackstone has subjected these tests include the equity method investments held at December 31, 2006 as well as investments which would have been accounted for under the equity method—namely the interests of the general partners in the deconsolidated funds—had the pro forma conditions been in effect at December 31, 2006.

7.
Please clarify whether there are any circumstances in which the IPO could occur and the sale of the non-voting common units to the State Investment Company for $3 billion could not occur. If so, please include adjustments related to the IPO in a separate column from your adjustments related to the sale of units to the State Investment Company. Please also provide a subtotal column between these two columns which gives effect to all adjustments excluding those related to the sale to the State Investment Company. In a similar manner throughout your filing, please separately discuss the use of proceeds of each and correspondingly revise your capitalization and dilution tables. If the sale to the State Investment Company is certain to occur if the IPO occurs, please provide disclosure to this effect.

  In response to the Staff's comment, Blackstone has clarified on page 83 that the State Investment Company is unconditionally required to complete the purchase of non-voting common units if the offering is successfully completed.

Unaudited Condensed Consolidated Pro Forma Statement of Financial Condition, page 86

8.
As previously requested in comment 47 of our letter dated April 19, 2007, please present each component of partner's capital on a separate line item instead of aggregating the components into one line item. Please also disclose the number of units authorized, issued, and outstanding on both a pro forma and pro forma as adjusted basis. Please revise your presentation and disclosures here and elsewhere in the filing where you present pro forma statement of financial condition information.

  Blackstone respectfully submits that the legal organization of the registrant subsequent to this offering is that of a limited partnership. As such, Blackstone is presenting the capital contributed by the limited partner investors as a single component of partners' capital, which reflects the contributed capital of all unit holders of Blackstone. Blackstone believes that this is the appropriate presentation for a partnership.

9.
Adjustment 2(l)(i) to your pro forma income statement is related to your intention to grant deferred restricted common units to your non-senior managing director professionals, of which 4,855,255 will be vested at the time of this offering. Please tell us what consideration was given to reflecting these units on your pro forma statement of financial condition. If no effect has been given, please tell us how you determined this was appropriate. This adjustment also refers to 1,045,540 of unvested deferred cash settled equity awards. In a similar manner, please tell us what consideration was given to reflecting these awards on your pro forma statement of financial condition, including whether these awards should be presented outside of partners' capital.

  Blackstone advises the Staff that, with regard to the award of 4,855,255 of vested deferred restricted common units, there would be no net effect on Partners' Capital since there would be an increase in Partners' Capital related to the issuance of the award offset by an equal increase in the corresponding compensation expense. As to the award of the 1,045,540 of unvested deferred cash settled equity award as of March 31, 2007, there is no entry to be reflected in the Unaudited Condensed Consolidated Pro Forma Statement of Financial Condition as the service inception date is concurrent with the initial public offering. Blackstone will account for these awards as a liability at each reporting date subsequent to the service inception.

Notes to Unaudited Condensed Consolidated Pro Forma Statement of Financial Condition, page 86

10.
As previously requested in comment 51 of our letter dated April 19, 2007, please disclose precisely how you arrived at the amount of adjustment 3(e). This should include the number of units expected to be purchased multiplied by the purchase price of each unit. You state that this adjustment represents the use of approximately $3.90 billion of the proceeds from this offering and the sale of non-voting common units to the State Investment Company to purchase interests in your business from our existing owners. The cost of such purchased interests is $282.6 million. Please also disclose how the purchase price and costs of these interests were determined. It is not clear how much and what you are acquiring with the $3.9 billion.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 90. In addition, Blackstone has disclosed how the purchase price and cost of these units was determined. In connection with these transactions, Blackstone is acquiring interests in many Contributed Businesses. In light of the large number of interests, Blackstone believes it is more meaningful to present this information in the aggregate.

11.
For adjustment 3(m), please disclose how you are arriving at the amount of the interest expense associated with your revolving credit facility. You provided additional information regarding this debt in your note to adjustment 3(f); however it does not appear that these amounts recalculate to your interest expense adjustment amounts as reflected in 3(m). Please disclose whether you used the average variable rate that this debt would have incurred over the appropriate historical period for which you are giving pro forma effect or the rate as of a given date. If you used the rate as of a given date, please also disclose the date used. As previously requested in comment 53 of our letter dated April 19, 2007, please also disclose the effect on income of a 1/8 percent variance in interest rates. Refer to Rule 11-02(b)(8) of Regulation S-X.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 96 to clarify how the amount of the adjustment to the interest expense was derived. Blackstone has not provided sensitivity analyses as the entire interest expense related to the revolving credit facility has been eliminated.

12.
Please clearly disclose how you are arriving at each estimated amount related to adjustment 3(g). Your description should include how you arrived at the deferred tax amount to be recorded in your pro forma financial statements, including whether you have reduced the deferred tax asset amount with a valuation allowance.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 90 to explain how adjustment 3(g) was derived.

13.
For adjustment 3(h), please expand your description to clarify why the amount of the remaining partners' capital prior to the offering is being recorded to non-controlling interests in consolidated entities.

  In response to the Staff's comments, Blackstone has revised its disclosure on page 90 to expand the disclosure related to adjustment 3(h).

Unaudited Condensed Consolidated Pro Forma Statements of Income

14.
In a similar manner to your pro forma statement of financial condition, please present in a separate column your adjustments for the offering.

  Blackstone respectfully submits that the combining of the pro forma adjustments related to the reorganization and offering provides investors with a more meaningful presentation because the reorganization and the offering are not mutually exclusive.

Notes to Unaudited Condensed Consolidated Pro Forma Statement of Income, page 91

15.
For adjustment 1(i) and (j), please disclose how you arrived at the amounts included in each of these columns, including the adjustments to revenues as a result of the deconsolidation. Please disclose whether any estimates or assumptions were made in deriving these amounts. Please also expand your disclosure to clarify why there are no adjustments to revenues and expenses related to the elimination of noncontributed entities in column 1(j).

  In response to the Staff's comments, Blackstone has revised its disclosure on page 94 to provide an explanation of how adjustments 1(i) and 1(j) were derived.

16.
As previously requested in comment 52 of our letter dated April 19, 2007, please show precisely how you arrived at each amount included in adjustments 2(k) and (l). This should include a discussion of any significant assumptions and estimates used to arrive at these amounts.

  In response to the Staff's comment, Blackstone has revised its disclosure on pages 94 and 95 to provide an explanation of how the adjustments were derived.

17.
As previously requested in comment 50 of our letter dated April 19, 2007, please disclose precisely how you arrived at the amount of adjustment 3(n). This should include a discussion of any significant assumptions and estimates to arrive at the amount, including your assumed tax rate. In a similar manner, provide a further description of adjustment 3(q).

  In response to the Staff's comment, Blackstone has revised its disclosure on pages 96 and 100 to provide an explanation of how adjustments 2(n) and 2(r) (previously 3(q)) were derived.

18.
For adjustment 2(o), please disclose how you are arriving at the amount of this adjustment. This should include a discussion of any significant assumptions and estimates to arrive at the amount.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 97 accordingly.

19.
For adjustments 3(h) and 3(p), please clarify why the percentages of all Blackstone Holdings partnership units outstanding immediately following the offering would not be the same. Adjustment 3(h) states a percentage of 78.1%, whereas adjustment 3(p) states a percentage of 77.8%.

  In response to the Staff's comment, Blackstone has revised its disclosure on pages 90 and 97 to conform the percentage used throughout the pro forma financial information to 77.8% as appropriate. This non-controlling interest differs from the 78.0% utilized throughout the remainder of the Registration Statement due to the 4,855,255 deferred restricted common units, which will vest upon completion of the offering. These units have been included in all outstanding unit and non-controlling interest calculations throughout the unaudited pro forma financial information.

Determination of Earnings Per Common Unit, page 94

20.
On page 20, you disclose that 238,045,375 common units will be outstanding after the sale and offering transactions. In your determination of basic earnings per common unit, you are using 242,900,629 units for the year ended December 31, 2006 and the 248,240,301 for the three months ended March 31, 2007. As previously requested in comment 54 of our letter dated April 19, 2007, please clearly disclose how you are arriving at the number of common units outstanding used in computing your pro forma earnings per common unit. Please disclose the number of IPO units and units sold to the State Investment Company included and excluded from the computation and why. Please also disclose any units not included for anti-dilution reasons. We remind you that the denominator used in computing pro forma earnings per common unit should include only those shares whose proceeds are being used to repay debt, for the payment of any distributions to owners, the purchase of vested Blackstone Holdings partnership units, and the purchase of newly issued Blackstone Holdings partnership units. Please disclose that common units to be used for general corporate purposes and to provide capital for future growth and expansion were not included in this pro forma information.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 98 to include a calculation of The Blackstone Group L.P. common units outstanding, giving effect to the fact that common units issued for general corporate purposes and to provide capital for future growth and expansion have been excluded from this calculation. Further, Blackstone has disclosed this fact. Additionally, Blackstone has disclosed the number of IPO units and units sold to the State Investment Company. Finally, Blackstone refers the Staff to its disclosure on page 26 that common units outstanding do not include the 4,855,255 deferred restricted common units which will vest immediately upon completion of the IPO, except where otherwise disclosed. These units have been included in all outstanding unit calculations throughout the unaudited pro forma financial information.

21.
In light of your pro forma net loss for the year ended December 31, 2006, please disclose why you are including additional potential common units in your computation of diluted net income (loss) per common unit. See paragraph 16 of SFAS 128.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 98 to remove the dilutive earnings per unit calculation for the year ended December 31, 2006, as Blackstone had a loss for the year on a pro forma basis and the calculation is anti-dilutive.

22.
Please disclose the specific nature of the issuances included in The Blackstone Group L.P. Common Unit Equivalents as well as the Blackstone Holdings Unit Equivalents.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 100 to disclose that The Blackstone Group L.P. common unit equivalents represent the incremental unvested deferred restricted common units of The Blackstone Group L.P. calculated based upon the treasury method. In addition, Blackstone has revised its disclosure regarding Blackstone Holdings Unit Equivalents to reference Unvested Blackstone Holdings Units and to include an explanation of why it is appropriate for these unvested units to be included within the diluted earnings per unit calculation.

Economic Net Income—Pro Forma

23.
There appears to be a typographical error in your calculation of pro forma ENI after taxes. It appears that adjustment (r) should be adjustment (q). Please revise as necessary.

  In response to the Staff's comment, Blackstone has revised its disclosure on page 102 to correct the typographical error.

Key Financial Measures and Indicators

Non-Controlling Interests in Income of Consolidated Entities, page 105

24.
We note your response to prior comment 20. It remains unclear how you determined it was appropriate to account for the non-controlling interests related to the Blackstone Holdings partnership units at historical carry-over basis instead of using the purchase method of accounting. As you noted in your response to prior comment 8, the existing owners will exchange limited partnership units and limited liability company units that they currently own in the Contributed Businesses for limited partnership units in each of the five Blackstone Holdings partnerships. We remind you that paragraph 6 of FTB No. 85-5 states that if some or all of the shares owned by minority shareholders are exchanged for shares of ownership in another subsidiary of the parent (or a new subsidiary formed by combining two or more subsidiaries of the parent), then the transaction is recognized by the parent company as the acquisition of shares from the minority interest, which should be accounted for by the purchase method. In light of the above, it appears that the existing owners are participating in an exchange and that these non-controlling interests should be recorded using purchase accounting. This would also appear to require an adjustment to your pro forma financial statements. Please provide us with additional information supporting your conclusions or revise your pro forma financial statements accordingly.

  Blackstone advises the Staff that the following constitutes additional information in support of Blackstone's determination that it is appropriate to account for the existing owners' non-controlling interests related to the Blackstone Holding partnership units at their historical carry-over basis.

  Blackstone refers the Staff to Exhibit B to the letter dated May 21, 2007, provided to the Staff in which the existing owners were separated into the following three categories:

Existing Owners		Interests in Contributed Businesses
A.	Control Group Owners Participating in an Exchange	76.5% – 100%
B.	Owners Outside of the Control Group Participating in an Exchange	2.3% – 22.6%
C.	Owners Outside of the Control Group Not Participating in an Exchange	.7% – 3.3%

  In determining the appropriate carry-over basis of the assets held by the existing owners, Blackstone evaluated each class of owners separately.

  With regard to the owners in Category C, there will be no exchange of assets giving rise to the need to reconsider the carrying value of the net assets.

  With regard to the owners in Category A, Blackstone has previously provided the analysis to support the conclusion that the exchanges occur among entities under common control and that therefore the historical basis of reporting is appropriate pursuant to the guidance in paragraphs D11-D18 of Statement 141. Blackstone has provided additional information regarding the determination of the control group in the responses to comments 26 and 27.

  With regard to the owners in Category B, Blackstone respectfully submits that those owners are members of the control group for the Contributed Businesses in which they are exchanging interests. These owners were excluded from the overall control group because they do not have voting interests in each of the Contributed Businesses. Blackstone believes that the continued reporting of such interests using their historical carrying value is appropriate because the proposed transaction is most akin to a "roll-up" transaction as described in EITF 87-21, Change of Accounting Basis in Master Limited Partnership Transactions. Pursuant to the guidance in this EITF, it is not appropriate to record a new basis of accounting for the assets and liabilities in a "roll-up" of two or more legally separate limited partnerships into a single master limited partnership ("MLP") when the general partner of the new MLP was also the general partner in all of the predecessor limited partnerships and no cash is involved. The ultimate general partner who controls the newly created five Blackstone Holdings entities is the same group of individuals that controlled the Contributed Businesses prior to the exchange. Although the existing owners may receive cash in exchange for a portion of their interests in the Contributed Businesses, the maximum cash proceeds relative to the fair value of the Contributed Businesses is not significant. Given the preponderance of equity-for-equity consideration, Blackstone believes the exchange possesses the substantive characteristics of a roll-up of entities under common control as governed by EITF 87-21. Blackstone also notes that the consensus for EITF 87-21 was reached after the issuance of FTB No. 85-5.

  Additionally, Blackstone has considered the impact if purchase accounting were to be applied to the interests of owners in Category B pursuant to FTB No. 85-5 and Statement 141 and determined that the impact would be immaterial as the effect would be less than 5.5% of total assets at March 31, 2007 and 3.4% of income (loss) before taxes for the year ended December 31, 2006. Blackstone has also concluded that this is not material on a qualitative basis.

  Blackstone acknowledges that the exchanges of equity interests between entities under common control are excluded from the scope of Statement 141; instead, the guidance in paragraphs D11-D18 of Statement 141 applies for such transactions. Blackstone believes, for the reasons discussed in the responses to prior Staff comment letters, that the Contributed Businesses prior to and immediately after the IPO will remain under the common control of the control group discussed in those responses. The accounting described in paragraphs D11-D18 for transactions between entities under common control is identical to the guidance provided in EITF 87-21 (i.e., no step-up in basis), except to the extent that non-controlling interests in a subsidiary are acquired in connection with the exchange as contemplated in paragraph D13.

25.
Table 2 to your response indicates that there will be existing owners in the contributed businesses that are outside the control group. Please tell us how these ownership interests are reflected in your historical combined financial statements and pro forma financial statements.

  Blackstone advises the Staff that in the historical combined financial statements the ownership interests in the Contributed Businesses of the existing owners outside the control group has been recorded as partners' capital. Blackstone refers the Staff to page F-11 where Blackstone discloses this information. Contributed Businesses owned directly by the founders, senior managing directors and others, but that are subject to common control, are essentially "brother-sister" entities under the control of a common parent. When these stand-alone entities are combined as described in paragraph 22 of ARB 51, Consolidated Financial Statements, because they are under common control, then all of their respective equity interests become equity in the combined financial statements. It is only when an entity becomes a partially-owned, consolidated subsidiary in legal form that a minority interest arises, and this will happen upon consummation of the IPO.

  The ownership interests in Contributed Businesses of the existing owners outside the control group are reflected as equity in the consolidated pro forma financial statements of Blackstone Holdings. As disclosed in footnote (h) in the Notes to Unaudited Condensed Consolidated Pro Forma Statement of Financial Condition, upon preparing the consolidated pro forma financial statements of The Blackstone Group L.P., such amounts are reclassified from equity to non-controlling interest. The ownership interests in non-contributed businesses of the existing owners outside the control group are reflected in non-controlling interest in the consolidated pro forma financial statements of The Blackstone Group L.P.

Financial Statements
Blackstone Group
Audited Financial Statements
Notes to the Financial Statements
Note 1. Organization and Basis of Presentation, page F-11

26.
Your response to comment 93 in your letter dated May 1, 2007 states that historically the existing owners have acted as a group pursuant to the provisions of the partnership agreements which require existing owners to vote in concert. For each of the combined entities included in your historical financial statements and included in Table 2 with your response, please provide us with copies of the written agreements which demonstrate that the people you have identified as being part of the control group are required to vote in concert pursuant to paragraph 3(c) of EITF 02-5. For each agreement, please also address the following:

•
Please explain how the agreement demonstrates that the criteria of paragraph 3(c) of EITF 02-5 are met, with reference to the particular sections of the agreement; and

•
Please tell us the duration of the agreement. For any agreements which were not in place since January 1, 2004 or the inception of the entity, please address how you determined it was appropriate to present it as a common control entity for periods not covered by the agreement.

  Blackstone advises the Staff that the requested information has been confidentially provided to the Staff on May 31, 2007 under separate cover.

27.
We note your response to prior comment 28. You note that the agreement among existing owners to vote in concert is contemporaneous with the formation of a partnership or the amendment of an agreement upon the admission of a new partner and is considered an integral part of the partnership agreement that will continue to be in effect throughout the term of the partnership. In your response to comment 93 in your letter dated May 1, 2007, you state that the partnership agreements further stipulate that upon the execution of the agreements, each limited partner grants an irrevocable power of attorney to the founders to vote each of the partner's interest as the founders would vote. Please tell us where the above terms, which demonstrate that your existing owners are required to vote in concert, are included in the Amended and Restated Agreement of Limited Partnership of Blackstone Group L.P., which you provide as Appendix A.

  Blackstone advises the Staff that the requested information has been confidentially provided to the Staff on May 31, 2007 under separate cover.

28.
We note your response to prior comment 30. We continue to have difficulty understanding what consideration the existing owners received in exchange for their contributed businesses as well as how you determined this was the appropriate consideration to be given. Please address the following:

•
On page 67 you disclose that in exchange for the contribution and sale of the Contributed Businesses, your existing owners will receive an aggregate amount of cash which is determined based on a formula related to the offering as well as sale of common units to the State Investment Company. Please explain how it was determined how much of this aggregate cash would be given to each existing owner, including if it was based on the value of the contributed businesses each owner contributed;

•
Your response states that the existing owners will exchange their interest in carried interest earned in relation to investments made prior to the date of the reorganization primarily for vested units in Blackstone Holdings partnerships. The existing owners will exchange their remaining interests in carried interest entities and their interests in operating entities for units in Blackstone Holdings partnerships that are subject to vesting. It remains unclear how you determined whether vested or unvested units should be given. For example, please explain if there is a maximum amount of vested units that will be given to an existing owner which is resulting in certain existing owners receiving unvested units in exchange for their interests in carried interest entities for the excess;

•
Your response indicates that that the determination of what would be given to existing owners depends on whether the interests being contributed are in carried interest entities or operating entities. Please help us understand how you evaluated interests in carried interest entities and operating entities to make sure that it was a value-for-value exchange. Please tell us how you arrived at the estimated fair values of each of the carried interest entities for purposes of determining the appropriate exchange ratio. Please also explain how you determined the fair value of the operating entities;

•
Tell us how you arrived at the value of unvested units, including any estimates and assumptions used in your analysis;

•
You state that up to 15% of the excess, if any, of the fair market value of the exchanged assets immediately after the reorganization over the net book value of these assets immediately prior to the reorganization may be allocated among existing owners. Please tell us how it will be determined how much of this is allocated to each owner and how you will account for this allocation, if any; and

•
Please expand your disclosure under the Blackstone Holdings Formation section to clearly explain how it was determined what consideration the existing owners would receive. Your disclosure should include a discussion of the above items.

  Blackstone advises the Staff that as part of the reorganization the existing owners may sell, for cash, a portion of their interests in Blackstone businesses at fair value to wholly-owned subsidiaries of The Blackstone Group L.P. These sales will be made by existing owners based on their responses to an invitation to sell a pro rata portion of their equity ownership of the firm, except that Mr. Peterson was given the opportunity to sell a larger portion of his equity interest in view of his intention to retire from the firm next year.

  Blackstone advises the Staff that several factors were considered in setting the division between the existing owners' vested and unvested units, including the length of service, prior performance, motivation for future performance and retention. The percentage of units subject to vesting and the related vesting provisions are described in detail under "Certain Relationships and Related Person Transactions—Blackstone Holdings Partnership Agreements" on pages 204 and 205.

  As disclosed in the Registration Statement, the reorganization is structured as a fair value exchange where the existing owners are contributing their interests in the Contributed Businesses in exchange for vested and unvested partnership units of each of the five Blackstone Holdings partnerships. Each of the Blackstone Holdings partnerships will have an identical number of partnership units and an existing owner will receive an equal number of units from each of the five partnerships, comprised of both vested and unvested units. Blackstone estimated the enterprise value of the interests being contributed based on several factors, including the expected cash flows from such businesses, references to valuations of comparable businesses and/or segments and the application of relevant valuation multiples thereto.

  As detailed in Blackstone's response to the Staff's comment 20 included in Blackstone's response letter dated May 21, 2007, in accordance with the partnership agreements, up to 15% of the excess, if any, of the fair market value of the exchanged assets immediately after the reorganization over the net book value of these assets immediately prior to the reorganization may be allocated among existing owners, which would result in an upward or downward adjustment to the exchange ratio. The Founding Members of Blackstone, in their sole discretion, determined after discussion with an existing owner that to achieve an equitable fair value exchange, adjustments were made (upward and downward) to such member's interests. There was no accounting required for the individual adjustments because there was a fair value exchange of interests on an individual and aggregate basis.

Unaudited Financial Statements

Note 3. Investments, page F-43

29.
Please provide the same level of detail in your tables of investments as you did in Note 3 to your audited financial statements on pages F-18 through F-20. This should include separate presentation of equity securities and equity instruments sections by each type.

  In response to the Staff's comment, Blackstone has revised the investment tables in note 3 of the March 31, 2007 condensed combined financial statements starting on page F-43 to disclose information in a consistent manner with note 3 of the December 31, 2006 combined financial statements.

Exhibits

Exhibit 8.1—Opinion of Simpson Thacher & Bartlett

30.
Where counsel provides a short form opinion, counsel must state that the discussion in the prospectus constitutes counsel's opinion. It is not sufficient to opine on the quality of the summary as accurate. Counsel should revise its opinion accordingly and the discussion in the prospectus should also be revised to state that it constitutes counsel's opinion. Alternatively, counsel may provide a long-form tax opinion that supports all of the material tax matters and consequences to shareholders as described in the filing.

  In response to the Staff's comment, Blackstone has filed a revised opinion as Exhibit 8.1 to the Registration Statement. With regard to the discussion in the prospectus, Blackstone respectfully advises the Staff that its disclosure under "Material U.S. Federal Tax Considerations" is itself not an opinion, but rather a summary of the material income tax considerations relating to an investment in its common units.

* * * * * * * * * *

        Please do not hesitate to call Joshua Ford Bonnie at 212-455-3986 with any questions or further comments you may have regarding this filing or if you wish to discuss the above responses.

Very truly yours,
/s/ SIMPSON THACHER & BARTLETT LLP
Simpson Thacher & Bartlett LLP
cc:
Securities and Exchange Commission
    Lesli Sheppard
    Rufus Decker
    Nudrat Salik

The Blackstone Group L.P.
    Robert L. Friedman

Skadden, Arps, Slate, Meagher & Flom LLP
    Phyllis G. Korff
    Jennifer A. Bensch